John Hancock

ESG International Equity Fund

Quarterly portfolio holdings 7/31/19

Fund’s investments

As of 7-31-19 (unaudited)

	Shares	Value
Common stocks 97.1%		$54,285,934
(Cost $50,612,074)

Australia 1.6%		915,011

Macquarie Group, Ltd.	10,455	915,011

Belgium 1.2%		677,725

Umicore SA	21,650	677,725

Brazil 1.6%		875,811

Itau Unibanco Holding SA, ADR	95,717	875,811

Canada 2.0%		1,135,688

Canadian Pacific Railway, Ltd.	4,760	1,135,688

Chile 1.3%		700,682

Sociedad Quimica y Minera de Chile SA, ADR	23,760	700,682

China 7.1%		3,970,026

Alibaba Group Holding, Ltd., ADR (A)	7,785	1,347,661
BYD Company, Ltd., H Shares	76,000	474,896
ENN Energy Holdings, Ltd.	60,175	618,984
Ping An Insurance Group Company of China, Ltd., H Shares	87,500	1,031,259
Sunny Optical Technology Group Company, Ltd.	43,000	497,226

Denmark 4.4%		2,465,071

Novo Nordisk A/S, B Shares	22,105	1,061,468
Novozymes A/S, B Shares	11,805	545,925
Orsted A/S (B)	9,409	857,678

Finland 2.0%		1,141,594

Nokia OYJ	107,110	577,288
Sampo OYJ, A Shares	13,590	564,306

France 5.5%		3,073,664

Air Liquide SA	5,400	745,398
AXA SA	25,405	639,909
BioMerieux	9,175	776,417
Schneider Electric SE	10,570	911,940

Germany 7.8%		4,362,631

Bayerische Motoren Werke AG	8,445	621,461
Deutsche Telekom AG	49,920	817,745
Infineon Technologies AG	34,780	644,203
KION Group AG	9,479	505,250
SAP SE	7,990	976,669
Vonovia SE	16,330	797,303

Hong Kong 4.1%		2,270,745

AIA Group, Ltd.	104,000	1,064,520
Beijing Enterprises Water Group, Ltd. (A)	780,000	410,550
Hang Lung Properties, Ltd.	338,000	795,675

India 2.1%		1,150,375

HDFC Bank, Ltd., ADR	10,005	1,150,375

Indonesia 2.9%		1,634,173

Bank Rakyat Indonesia Persero Tbk PT	3,586,497	1,136,482
Kalbe Farma Tbk PT	4,763,000	497,691

2 JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Japan 12.4%		$6,938,125

Daikin Industries, Ltd.	7,800	968,111
Hoya Corp.	14,700	1,127,225
Keyence Corp.	1,300	746,004
Nippon Telegraph & Telephone Corp.	10,700	482,903
ORIX Corp.	74,400	1,061,832
Panasonic Corp.	47,200	397,998
Shimano, Inc.	5,100	720,014
Shiseido Company, Ltd.	12,800	941,883
Sundrug Company, Ltd.	17,800	492,155

Mexico 1.3%		709,879

Grupo Financiero Banorte SAB de CV, Series O	141,900	709,879

Netherlands 3.8%		2,146,096

ASML Holding NV	2,355	524,752
ING Groep NV	104,870	1,163,614
Wessanen	36,515	457,730

Norway 1.7%		971,912

Equinor ASA	54,205	971,912

Russia 1.8%		977,362

Yandex NV, Class A (A)	24,920	977,362

South Africa 3.5%		1,977,835

Growthpoint Properties, Ltd.	306,840	509,179
Naspers, Ltd., N Shares	6,025	1,468,656

South Korea 2.7%		1,512,416

LG Household & Health Care, Ltd.	635	672,355
Samsung Electronics Company, Ltd.	22,180	840,061

Spain 3.3%		1,824,894

Melia Hotels International SA	61,869	545,057
Red Electrica Corp. SA	37,580	708,529
Repsol SA	36,020	571,308

Sweden 3.2%		1,795,378

Assa Abloy AB, B Shares	31,710	727,337
Atlas Copco AB, B Shares	24,420	666,194
Svenska Handelsbanken AB, A Shares	44,660	401,847

Switzerland 7.0%		3,890,170

Alcon, Inc. (A)	7,678	444,630
Julius Baer Group, Ltd. (A)	14,300	611,077
Novartis AG	13,426	1,231,149
Roche Holding AG	5,990	1,603,314

Taiwan 1.1%		631,350

Taiwan Semiconductor Manufacturing Company, Ltd., ADR	14,810	631,350

Thailand 2.7%		1,485,057

Advanced Info Service PCL, Foreign Quota Shares	97,500	672,988
Kasikornbank PCL, Foreign Quota Shares	144,800	812,069

United Kingdom 9.0%		5,052,264

Croda International PLC	12,863	730,670
Dechra Pharmaceuticals PLC	15,470	552,541
Ferguson PLC	17,109	1,273,129

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND 3

	Shares	Value
United Kingdom (continued)
Reckitt Benckiser Group PLC	8,530	$659,398
Spirax-Sarco Engineering PLC	5,860	638,994
Unilever NV	20,660	1,197,532

Total investments (Cost $50,612,074) 97.1%		$54,285,934
Other assets and liabilities, net 2.9%		1,605,031
Total net assets 100.0%		$55,890,965

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

Security Abbreviations and Legend

ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

The fund had the following sector composition as a percentage of net assets on 7-31-19:

Financials	21.8%
Health care	13.1%
Industrials	12.1%
Consumer discretionary	10.0%
Information technology	9.6%
Consumer staples	7.9%
Materials	6.1%
Communication services	5.4%
Utilities	4.7%
Real estate	3.7%
Energy	2.7%
Other assets and liabilities, net	2.9%
TOTAL	100.0%

4 JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of July 31, 2019, by major security category or type:

	Total value at 7-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Australia	$915,011	—	$915,011	—
Belgium	677,725	—	677,725	—
Brazil	875,811	$875,811	—	—
Canada	1,135,688	1,135,688	—	—
Chile	700,682	700,682	—	—
China	3,970,026	1,347,661	2,622,365	—
Denmark	2,465,071	—	2,465,071	—
Finland	1,141,594	—	1,141,594	—
France	3,073,664	—	3,073,664	—
Germany	4,362,631	—	4,362,631	—
Hong Kong	2,270,745	—	2,270,745	—
India	1,150,375	1,150,375	—	—
Indonesia	1,634,173	—	1,634,173	—
Japan	6,938,125	—	6,938,125	—
Mexico	709,879	709,879	—	—
Netherlands	2,146,096	—	2,146,096	—
Norway	971,912	—	971,912	—
Russia	977,362	977,362	—	—
South Africa	1,977,835	—	1,977,835	—
South Korea	1,512,416	—	1,512,416	—
Spain	1,824,894	—	1,824,894	—

5

	Total value at 7-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Sweden	1,795,378	—	1,795,378	—
Switzerland	3,890,170	—	3,890,170	—
Taiwan	631,350	631,350	—	—
Thailand	1,485,057	—	1,485,057	—
United Kingdom	5,052,264	—	5,052,264	—
Total investments in securities	$54,285,934	$7,528,808	$46,757,126	—

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.

6

More information

How to contact us

Internet	www.jhinvestments.com

Mail	Regular mail:	Express mail:
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	2000 Crown Colony Drive
	Boston, MA 02205-5913	Suite 55913
Quincy, MA 02169-0953

Phone	Customer service representatives	800-225-5291
	EASI-Line	800-338-8080
	TDD line	800-231-5469

This report is for the information of the shareholders of John Hancock ESG International Equity Fund.	469Q3 07/19 9/19